DESCRIPTION OF THE PLAN AND ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN AND ACCOUNTING POLICIES

NOTE 1 — DESCRIPTION OF THE PLAN AND ACCOUNTING POLICIES

Plan Description

The One Microsoft Puerto Rico Retirement Plan (the “Plan”) is a defined contribution retirement plan. Effective April 1, 2024, Microsoft Caribbean, Inc. became the Plan’s sole sponsor (the “Sponsor”). Prior to April 1, 2024, the Plan was sponsored by the following participating employers: Microsoft Operations Puerto Rico, LLC, Microsoft Caribbean, Inc., and Microsoft Retail Store-Puerto Rico, LLC, all of which are wholly-owned subsidiaries of Microsoft Corporation. Effective June 30, 2024, Microsoft Operations Puerto Rico, LLC and Microsoft Retail Store-Puerto Rico, LLC ceased to be participating employers in the Plan. Effective January 1, 2025, the Plan was amended to eliminate an eligibility exclusion, consistent with applicable SECURE 2.0 Act requirements. The Plan year is January 1 through December 31. The Plan is administered by the Administrative Committee (the “Plan Administrator”) and subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) and Puerto Rico income tax laws. The Plan’s trustee and recordkeeper is Banco Popular de Puerto Rico – Fiduciary Services Division (“Banco Popular de Puerto Rico”). The information below summarizes certain aspects of the Plan as in effect during 2025 and is intended to be a summary only. Plan participants should refer to the Summary Plan Description for more complete information.

Accounting Principles

The financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Eligibility

All employees of participating employers who have reached age 18 and are residents of Puerto Rico may enroll in the Plan at any time. Eligible employees may become a participant in the Plan immediately on their hire date since there is no service requirement to become a Plan participant.

Eligible Compensation

Eligible compensation represents total compensation paid to participants that is included in income for income tax purposes, excluding car allowance, Christmas bonus, severance package, relocation package, signing bonus, rewards, and recognitions.

Contributions

Participant Contributions

Participants may contribute to the Plan on a pre-tax basis using eligible compensation each pay period. Participants reaching age 50 or older by the end of the Plan year may also elect to make additional catch-up contributions to the Plan on a pre-tax basis. Additionally, participants may make contributions on an after-tax basis which may not exceed 10 percent of the aggregate compensation paid to the employee during all the years they have been a Plan participant. Participants may choose to make rollover contributions representing distributions from other Puerto Rico qualified plans. All contributions are subject to certain Puerto Rico Internal Revenue Code (“PRIRC”) limitations and the limitations set forth in the Plan document.

Effective July 2016, the investment of new contributions or transfer of existing account holdings into Microsoft Common Stock within the Plan was discontinued. Participant accounts with existing Microsoft Common Stock can retain those holdings, and dividends on Microsoft Common Stock can continue to be reinvested.

Participant contributions are recorded when withheld.

Employer Contributions

The Sponsor provides participants with a matching contribution on eligible pre-tax contributions up to 50 percent of the amount of the participant’s contribution. The maximum participant contribution amount eligible to be matched is 6 percent of eligible compensation as defined by the Plan. Participants do not receive a match on after-tax contributions.

Employer matching contributions are recorded when participant contributions are withheld.

Participant Accounts

Each participant’s account is credited with (a) participant contributions and employer contributions, and (b) the allocation of Plan earnings and expenses, based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. All amounts in participant accounts are participant-directed. Participants may invest in various instruments including money markets and mutual funds.

Vesting

Participants are fully vested in Plan accounts at all times.

Distributions

Active participants may take a withdrawal from the Plan in the event of a financial hardship. A hardship withdrawal is limited to pre-tax and catch-up contribution accounts. A hardship withdrawal will generally result in a twelve-month suspension of pre-tax and after-tax contributions to the Plan.

After reaching age 59½, active participants may withdraw all, or any portion, of the balance in their accounts, including withdrawals from their rollover and after-tax account types within the Plan, without meeting one of the hardship criteria.

Distributions, in full or any portion, may also occur if the participant terminates employment, retires, becomes permanently disabled, or dies. Distributions of investments are in the form of cash and are normally made in a lump sum, unless periodic payments are elected (monthly, quarterly, semiannual, or annual installments of substantially equal amounts over a period not to exceed 10 years). There were no participants who elected to withdraw from the Plan that had not yet been paid as of December 31, 2025 or 2024.

Administrative Expenses

Plan administrative expenses are paid by the Sponsor to the extent not paid or offset by the Plan, as provided in the Plan document. Participants are responsible for fees associated with certain transactions such as loan originations and maintenance.

Plan Amendment and Termination

The Sponsor has the right to amend or terminate the Plan. If the Plan is terminated, all account balances will be distributed in the form and manner determined by the Plan Administrator.

Risks and Uncertainties

The Plan utilizes various investment instruments, including common stock and mutual funds. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. Due to the level of risk associated with certain investment securities, including systemic market disruptions and geopolitical events, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein. Actual results and outcomes may differ from management’s estimates and assumptions due to risks and uncertainties. The Plan has no contingent assets or liabilities for any periods presented in these financial statements.

Valuation of Investments and Income (Loss) Recognition

Investments are recorded at fair value. Security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded as earned. Net increase in fair value of investments includes the Plan’s gains and losses on investments bought, sold, and held during the year.

Participant Loans

Participant loans are measured at their unpaid principal balance plus any accrued but unpaid interest, and participant loans deemed distributed due to default are included in benefits paid to participants on the statement of changes in net assets available for benefits.